Dividends - Schedule of dividends to shareholders (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Summary Of Dividends [Line Items]
Cash dividends paid (in GBP per share)	£ 0.4723	£ 0.5496	£ 0.5700
Cash dividend	£ 1,623	£ 1,529	£ 1,718
Scrip dividend	£ 697	£ 702	£ 376
Final dividend in respect of the prior year
Summary Of Dividends [Line Items]
Cash dividends paid (in GBP per share)	£ 0.3088	£ 0.3912	£ 0.3760
Cash dividend	£ 894	£ 811	£ 1,325
Scrip dividend	£ 617	£ 643	£ 56
Interim dividend in respect of the current year
Summary Of Dividends [Line Items]
Cash dividends paid (in GBP per share)	£ 0.1635	£ 0.1584	£ 0.1940
Cash dividend	£ 729	£ 718	£ 393
Scrip dividend	£ 80	£ 59	£ 320